Stockholders' Equity - Schedule of Estimated Values of Warrants Valuation Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Warrant [Member] | Placement Agent [Member]
Risk-free interest rate	1.93%
Weighted average expected term	5 years
Expected volatility	123.07%
Expected dividend yield	0.00%
Warrant [Member] | Bridge Noteholders [Member]
Risk-free interest rate	1.83%
Weighted average expected term	5 years
Expected volatility	123.94%
Expected dividend yield	0.00%
Warrant [Member] | Bridge Noteholders September 21, 2017 [Member]
Risk-free interest rate	189.00%
Weighted average expected term	5 years
Expected volatility	130.80%
Expected dividend yield	0.00%
Warrant One [Member] | Placement Agent [Member]
Risk-free interest rate		1.54%
Weighted average expected term		5 years
Expected volatility		134.18%
Expected dividend yield		0.00%
Warrant One [Member] | Noteholders [Member]
Risk-free interest rate		1.76%
Weighted average expected term		5 years
Expected volatility		134.18%
Expected dividend yield		0.00%
Warrant Two [Member] | Placement Agent [Member]
Risk-free interest rate		1.93%
Weighted average expected term		5 years
Expected volatility		123.07%
Expected dividend yield		0.00%
Warrant Two [Member] | Bridge Noteholders [Member]
Risk-free interest rate		1.83%
Weighted average expected term		5 years
Expected volatility		123.94%
Expected dividend yield		0.00%